File No. 33-84546
                                                         File No. 811-8786


             As Filed with the Securities and Exchange Commission on
                               October 18, 1995

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /_X__/


                Pre-Effective Amendment No.  ____                      /____/


                Post-Effective Amendment No. 2                         /_X__/


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
        OF 1940                                                       /_X__/


                Amendment No. 3                                       /_X__/


                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

        Joseph P. Barri, Hale and Dorr, 60 State Street, Boston, MA 02109
                     (Name and address of agent for service)

              It is proposed that this filing will become effective
                            (check appropriate box):


            ___ immediately upon filing pursuant to paragraph (b)
              X on November 1, 1995 pursuant to paragraph (b)(1)(v)
            ___ 60 days after filing pursuant to paragraph  (a)(1)
            ___ on [date] pursuant to paragraph  (a)(1)
            ___ 75 days after  filing  pursuant to paragraph  (a)(2)
            ___ on [date] pursuant to paragraph (a)(2) of Rule 485


        The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The
        Registrant has not filed a Rule 24f-2 Notice because it has not completed a fiscal year.

        The cross-reference sheet, prospectus, statement of additional information and Part C filed with the Securities and Exchange Commission as part of post-effective amendment no. 1 to the Registrant's Registration Statement on Form N-1A are incoroporated herein by reference.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its
Registration  Statement  on  Form  N-1A  to be  signed  on  its  behalf  by  the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 13th day of October, 1995.


                                             PIONEER VARIABLE CONTRACTS TRUST



                                             By: /s/ John F. Cogan, Jr.
                                                 John F. Cogan, Jr.
                                                 Chairman of the Board
                                                 and President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


      Signature                              Title                    Date




John F. Cogan, Jr.*                 Chairman of the Board  )      Oct. 13, 1995
---------------------------         and President          )
John F. Cogan, Jr.                  (Principal Executive   )
                                    Officer)               )
                                                           )
                                                           )
                                                           )
William H. Keough*                  Treasurer (Principal   )
---------------------------         Financial and Accounting
William H. Keough                   Officer)               )

Trustees:                                                  )
                                                           )
                                                           )
                                                           )
John F. Cogan, Jr.*                                        )
John F. Cogan, Jr.                                         )
                                                           )
                                                           )
Richard H. Egdahl, M.D.*                                   )
Richard H. Egdahl, M.D.                                    )
                                                           )
                                                           )
Marguerite A. Piret*                                       )
Marguerite A. Piret                                        )
                                                           )
                                                           )
David D. Tripple*                                          )
David D. Tripple                                           )
                                                           )
                                                           )
Stephen K. West*                                           )
Stephen K. West                                            )








-----------------------------





*By:/s/ Joseph P. Barri                             Dated:  October 13, 1995
    -------------------
    Joseph P. Barri
    Attorney-in-fact

                                  Exhibit Index

Exhibit
Number            Document Title


    11.           Consent of Independent Accountants